Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Advertising and promotion expenses	$ 17,407,958	$ 41,174,550	$ 145,992,236